Related Party Transactions - Schedule of Due to Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due to Related Party		$ 55,000
Zhen Qin [Member]
Related Party Transaction [Line Items]
Nature	Due on demand, non-interest bearing	Cost of real estate services – commission expense
Relationship	The Company’s major shareholder, Chairman of the Board and Chief Executive Officer	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer
Due to Related Party		$ 55,000